NET SALES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NET SALES
Gross sales	R$ 51,861,423	R$ 42,156,553	R$ 42,935,022
Taxes on sales	(3,793,516)	(2,956,896)	(2,765,957)
Discounts	(1,908,429)	(2,282,038)	(2,517,398)
Net sales	R$ 46,159,478	R$ 36,917,619	R$ 37,651,667